April 2013 Private Placement - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified				1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 29, 2013 Subsequent Events Private Placement
Subsequent Event [Line Items]
Issuance and sale of common stock in private placement	13,673,160	13,673,160	11,230,561	10,430,034
Common stock price per share for private placement	$ 0.001	$ 0.001	$ 0.001	$ 3.116
Gross proceeds from Issuance of Private Placement				$ 32.5
Warrant to purchase of common stock issued				0.28
Warrant to purchase of common stock issued, price per share				3.58
Additional shares of common stock and warrants issued				1,923,599
Corresponding warrants issued				1,923,599
Proceeds from Issuance of Private Placement				$ 29.6